Commitments and Contingencies	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11 – Commitments and Contingencies

Lease Agreements

On May 5, 2018, the Company signed a 5-year lease for approximately 2,300 square feet of office space at 2050 Center Avenue suite 640, Fort lee, New Jersey 07024. Commencement date of the lease is June 1, 2018. Total amount due under this lease is $411,150.

Rent expense for the three and nine months ended September 30, 2018 was $20,557 and $146,056 respectively, and was $66,569 and $144,425, respectively, for the three and nine months ended September 30, 2017.